Shareholder Report, Holdings (Details) - Tactical Advantage ETF [Member]	Mar. 31, 2025
iShares 0-3 Month Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Energy Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
SPDR Portfolio S&P 600 Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SPDR S&P Insurance ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Utilities Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Global X MLP & Energy Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
iShares U.S. Aerospace & Defense ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
First American Government Obligations Fund - Class X, 4.27% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Communication Services Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)